GEOGRAPHIC INFORMATION (Schedule of Major Customers) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Concentration risk percentage	74.00%
Network intelligence solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	26.00%
Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	22.00%	32.00%	42.00%
Sales [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	22.00%	32.00%	25.00%
Sales [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage			17.00%